Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Provisions For Losses On Long Term Contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 140,259	[1]	$ 129,215	[1]	$ 196,980	[1]
Additions (Charged to Costs and Expenses)	37,124	[1]	38,928	[1]	32,996	[1]
Deductions (Write-Offs and Actual Losses Incurred)	41,835	[1]	27,884	[1]	100,761	[1]
Balance at End of Period	135,548		140,259	[1]	129,215	[1]
Deduction from inventories	72,045		76,017		64,065
Other accrued expenses	63,503		64,242		65,150
Provisions For Claims And Potential Contractual Penalties And Others
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,208		6,846		8,236
Additions (Charged to Costs and Expenses)	820		2,561		648
Deductions (Write-Offs and Actual Losses Incurred)	2,471		199		2,038
Balance at End of Period	7,557		9,208		6,846
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	7,117		9,128		6,861
Additions (Charged to Costs and Expenses)	1,125		0		2,865
Deductions (Write-Offs and Actual Losses Incurred)	797		2,011		598
Balance at End of Period	7,445		7,117		9,128
Valuation Allowance On Deferred Taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,358		4,372		1,302
Additions (Charged to Costs and Expenses)	675		6,162		4,240
Deductions (Write-Offs and Actual Losses Incurred)	4,609		1,176		1,170
Balance at End of Period	$ 5,424		$ 9,358		$ 4,372

[1]	An amount of $64,065, $76,017 and $72,045 as of December 31, 2012, 2013 and 2014, respectively, is presented as a deduction from inventories, and an amount of $65,150, $64,242 and $63,503 as of December 31, 2012, 2013 and 2014, respectively, is presented as part of other payables and accrued expenses.